Cover	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Current Fiscal Year End Date	--05-31
Entity File Number	001-38188
Entity Registrant Name	SIMPLICITY ESPORTS AND GAMING COMPANY
Entity Central Index Key	0001708410
Entity Tax Identification Number	82-1231127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	203 S Church Street
Entity Address, City or Town	Jacksboro
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76458
City Area Code	(855)
Local Phone Number	345-9467
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false